SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2011
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

2.                                      SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of presentation

The consolidated financial statements of the Group have been prepared in accordance with accounting principles generally accepted in the United States of America (“US GAAP”).

Basis of consolidation

The consolidated financial statements of the Group include the financial statements of the Company, its wholly owned subsidiaries and VIEs and their subsidiaries.  All inter-company transactions and balances have been eliminated upon consolidation.

Use of estimates

The preparation of the consolidated financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and the reported amounts of revenues and expenses in the consolidated financial statements and accompanying notes.  Significant accounting estimates reflected in the Group’s consolidated financial statements include allowance for doubtful accounts, valuations of acquired intangible assets, share-based compensation, valuation allowances for deferred tax assets, impairment of long-term investments, impairment of long-lived assets, useful lives of definite-lived intangible assets and other long-lived assets as well as goodwill impairment assessment.

Fair value measurements

Authoritative literature provides a fair value hierarchy, which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels.  The level in the hierarchy within which the fair value measurement in its entirety falls is based upon the lowest level of input that is significant to the fair value measurement as follows:

•                                         Level 1-inputs are based upon unadjusted quoted prices for identical instruments traded in active markets.

•                                          Level 2-inputs are based upon quoted prices for similar instruments in active markets, quoted prices for identical or similar instruments in markets that are not active, and model-based valuation techniques for which all significant assumptions are observable in the market or can be corroborated by observable market data for substantially the full term of the assets or liabilities.

•                                          Level 3-inputs are generally unobservable and typically reflect management’s estimates of assumptions that market participants would use in pricing the asset or liability.  The fair values are therefore determined using model-based techniques that include option pricing models, discounted cash flow models, and similar techniques.

Cash and cash equivalents

Cash and cash equivalents consist of cash on hand and term deposits, which are unrestricted as to withdrawal or use.

Trading securities

The securities that are bought and held principally for the purpose of selling them in the near term are classified as trading securities.  Unrealized holding gains and losses for trading securities are included in the consolidated statements of operations.

Accounts receivable and allowance for doubtful accounts

Accounts receivable represents those receivables derived in the ordinary course of business.  Allowance for doubtful accounts reflect our best estimate of probable losses inherent in our accounts receivable balances. We regularly review allowances by considering factors such as historical experience, credit quality, the age of the accounts receivable balances and current economic conditions that may affect a customer’s ability to pay.

Prepaid expenses and other current assets

Prepaid expenses and other current assets primarily consist of prepaid license and technical service fee, prepayment to service provider, bridge loan, prepaid principal for investments, interest receivable, rental deposits, prepaid rental, prepaid marketing promotion fee, professional fee, prepaid bandwidth, and other current assets.

Property and equipment, net

Property and equipment is carried at cost less accumulated depreciation and amortization.  Depreciation and amortization are calculated on a straight-line basis over the following estimated useful lives:

Computer equipment and application software	3 years
Furniture and vehicles	3 - 5 years
Building	60 years
Leasehold improvements	lesser of the lease term or the estimated useful life of the assets

Acquired intangible assets, net

Acquired intangible assets are estimated by management based on the fair value of assets acquired.  Identifiable intangible assets are carried at cost less accumulated amortization.  Amortization of definite-lived intangible assets is computed using the straight-line method over the following estimated useful lives, which are as follows:

Domain names	3 - 15 years
Source code	5 - 8 years
Technology	3 - 10 years
Non-compete agreement	1 - 5 years

As of December 31, 2010 and 2011, the carrying values of these intangible assets with definite useful lives are $3,856 and $5,497, respectively.

If an intangible asset is determined to have an indefinite life, it should not be amortized until its useful life is determined to be no longer indefinite.  Certain domain names, trademarks and business license resulting from the acquisitions of business are determined to have indefinite lives.  As of December 31, 2010 and 2011, the carrying values of these intangible assets with indefinite lives are $1,690 and $2,357, respectively.

Impairment of long-lived assets

The Group evaluates the recoverability of long-lived assets, including identifiable intangible assets with determinable useful lives, whenever events or changes in circumstances indicate that a long-lived asset’s carrying amount may not be recoverable.  The Group measures the carrying amount of long-lived asset against the estimated undiscounted future cash flows associated with it.  Impairment exists when the sum of the expected future net cash flows is less than the carrying value of the asset being evaluated.  Impairment loss is calculated as the amount by which the carrying value of the asset exceeds its fair value.  Fair value is estimated based on various valuation techniques, including the discounted value of estimated future cash flows.  The evaluation of asset impairment requires the Group to make assumptions about future cash flows over the life of the asset being evaluated.  These assumptions require significant judgment and actual results may differ from assumed and estimated amounts.  During the years ended December 31, 2009, 2010 and 2011, the Group recognized nil, nil and $87, respectively, of impairment losses on its long-lived assets.

Goodwill

Goodwill represents the excess of the purchase price over the fair value of identifiable net assets acquired in business combinations.

Impairment of goodwill and indefinite-lived intangible assets

Goodwill and intangible assets deemed to have indefinite useful lives are not amortized, but tested for impairment annually or more frequently if events and circumstances indicate that they might be impaired.

The Group performs a two-step goodwill impairment test.  The first step compares the fair values of each reporting unit to its carrying amount, including goodwill.  If the fair value of a reporting unit exceeds its carrying amount, goodwill is not considered impaired and the second step will not be required.  If the carrying amount of a reporting unit exceeds its fair value, the second step compares the implied fair value of the affected reporting unit’s goodwill to the carrying value of that goodwill.  The implied fair value of goodwill is determined in a manner similar to accounting for a business combination with the allocation of the assessed fair value determined in the first step to the assets and liabilities of the reporting unit.  The excess of the fair value of the reporting unit over the amounts assigned to the assets and liabilities is the implied fair value of goodwill.  This allocation process is only performed for purposes of evaluating goodwill impairment and does not result in an entry to adjust the value of any assets or liabilities.  An impairment loss is recognized for any excess in the carrying value of goodwill over the implied fair value of goodwill.  In estimating the fair value of each reporting unit the Group estimates the future cash flows of each reporting unit, the Group has taken into consideration the overall and industry economic conditions and trends, market risk of the Group and historical information.  During the years ended December 31, 2009, 2010 and 2011, no impairment losses were recorded.

An intangible asset that is not subject to amortization is tested for impairment at least annually or more frequently if events or changes in circumstances indicate that the asset might be impaired.  Such impairment test consists of the fair values of assets with their carrying value amounts and an impairment loss is recognized if and when the carrying amounts exceed the fair values.  The estimates of fair values of intangible assets not subject to amortization are determined using various discounted cash flow valuation methodologies.  Significant assumptions are inherent in this process, including estimates of discount rates or market price.  Discount rate assumptions are based on an assessment of the risk inherent in the respective intangible assets.  Market prices are based on potential purchase quote from third party.  During the years ended December 31, 2009, 2010 and 2011, the Group recognized $256, nil and nil of impairment loss on its indefinite-lived intangible assets.

Long-term investments

For investments in an investee over which the Group does not have significant influence, the Group carries the investment at cost and recognizes income as any dividends declared from distribution of investee’s earnings.  The Group reviews the cost method investments for impairment whenever events or changes in circumstances indicate that the carrying value may no longer be recoverable.  An impairment loss is recognized in earnings equal to the difference between the investment’s cost and its fair value at the balance sheet date of the reporting period for which the assessment is made.

For investments in an investee over which the Group has the ability to exercise significant influence, but does not have a controlling interest are accounted for using the equity method.  Significant influence is generally considered to exist when the Group has an ownership interest in the voting shares of the investee between 20% and 50%, and other factors, such as representation in the investee’s Board of Directors, voting rights and the impact of commercial arrangements, are considered in determining whether the equity method of accounting is appropriate.

During the years ended December 31, 2009, 2010 and 2011, the Group recognized nil, nil and $902 of impairment loss on its long-term investments because the fair value decreased significantly below the carrying value and the decrease was other-than-temporary (see Note 6 for details).

Revenue recognition

The Group generates its revenue through internet services and sales of third party anti-virus software.  The Group recognizes revenue when persuasive evidence of an arrangement exists, delivery has occurred, the sales price is fixed or determinable, and collectability is reasonably assured.

Internet services revenue

Internet services revenue includes online advertising, internet value-added services and other services.

(1)                                 Online advertising

The Group provides links to third-party websites or online applications on its platform products (such as 360 Personal Start-up Page).  The Group charges fees to its customers on a fixed, cost-per-sale or cost-per-action basis.  These fees are determined based on the effectiveness of advertising links, which is typically measured by active users, clicks and transactions directed from the Group’s platforms. For the fixed-fee advertising contracts, the Group recognizes revenue ratably over the period the advertising is provided.  For contracts that are charged on a cost-per-sale or cost-per-action basis, the revenue is estimated by the Group based on its internal data, which is confirmed with the respective customers.

The Group also directs search traffic to search engines such as Google through its default search boxes on the Group’s 360 Safe Browser and its default home page, 360 Personal Start-up Page.  The Group receives a pre-determined fee from search engine companies based on the number of searches originated from 360 Safe Browser and 360 Personal Start-up Page, subject to a pre-determined limit, from search engine companies.  The revenue is estimated by the Group based on its traffic data, which is confirmed subsequently with the search engine companies.

The Group occasionally engages in nonmonetary transactions to allow certain third parties to bundle the Group’s security products with third parties’ software products, or to grant the third parties the right to provide links to the Group’s free security products on the third parties’ websites in exchange for more downloads of its security products.  The Group recognizes revenues and expenses at fair value from a nonmonetary transaction only if the fair value of the services exchanged in the transaction is determinable based on the entity’s own historical practice of receiving cash, trading securities, or other consideration that is readily convertible to a known amount of cash for similar services from customers unrelated to the counterparty in the nonmonetary transaction.  For the years ended December 31, 2009 and 2010, the Group engaged in certain nonmonetary transactions for which the fair value was not determinable and therefore no revenues or expenses derived from these nonmonetary transactions were recognized. In 2011, the Group engaged in one nonmonetary transaction for which the fair value was determinable (see details in Note 6). Other than this transaction, the Group engaged in nonmonetary transactions for which the fair value was not determinable and therefore no revenues or expenses derived from these nonmonetary transactions were recognized.

(2)                                 Internet value-added services

The Group’s internet value-added services include offering web games developed by third parties, offering remote technical support to paying users, and providing other Internet value-added services on the Group’s platforms.

Web games - The Group provides web game services and generates revenue from selling in-game currency online, which will be later used by game players to purchase in-game items in web games. All of the web games are developed by third-party game developers and can be accessed and played by game players on the Group’s platforms without downloading separate software. The Group primarily views the game developers to be its customers and considers its responsibility under its agreements with the game developers to be promotion of the game developers’ games. The Group collects payments from game players in connection with the sale of in-game currencies and remits certain agreed-upon percentages of the proceeds to the game developers and records revenue net of remittances. Revenue from the sale of in-game currency is primarily recorded net of remittances to game developers and deferred until the estimated consumption date, (i.e., the estimated date in-game currencies are consumed within the game), which is typically within a short period of time after purchase of the in-game currency. Purchases of in-game currency are not refundable after they have been sold unless there is unused in-game currency at the time a game is discontinued. Typically, a game will only be discontinued when the monthly revenue generated by a game is insignificant. To date, the Group has never been required to pay cash refunds to game players or game developers as a result of the discontinuation of a game, or for any other reason.

Remote technical support - The Group provides live technical assistance on a broad range of computer issues relating to security and performance optimization through remote access to users’ computers.  The Group generally charges fees on a per case basis for this service and also provides monthly and annual subscriptions.  For services charged on a per case basis, the Group recognizes revenue when the service is provided.  For monthly and annual subscriptions, the Group recognizes revenue ratably over the life of the subscription.

Sales of third party anti-virus software

The Group purchases software, such as anti-virus software, from third-party software developers for online resale to users. The Group recognizes revenue when the activation code of the software is delivered.  The Group evaluates its software sales contracts to determine whether to recognize revenues on a gross basis or net of costs of obtaining the associated software.  The determination is based upon an assessment as to whether the Group acts as a principal or agent when providing the sales. Most of the software revenues are accounted for on a gross basis since the Group is the primary obligor and acts as a principal in the sales.

Deferred revenue

Deferred revenue primarily includes cash received in advance from customers or end users and unrecognized license fee related to a license granted under a nonmonetary transaction as described in Note 6.  The unused cash balances remaining in customers or users’ accounts are recorded as a liability.  Deferred revenues related to prepayments from third party customers or end users will be recognized as revenue when all of the revenue recognition criteria are met, and deferred revenue related to license fee will be recognized as revenue based on the contract term.

Costs of revenues

Cost of revenues primarily consists of business tax and related surcharges, payment collection costs, salaries and benefits, bandwidth costs, depreciation of equipments, and revenue sharing to third party partners.

Business tax and related surcharges by various Chinese local tax authorities are incurred at rates ranging from 3.39% to 8.5% on revenue generated from providing services.

Product development expenses

The product development expenses primarily consist of the research and development expenses and expenses incurred for strengthening the existing products. Research and development primarily focused on the development and enhancement of the Group’s Internet platforms and products using its cloud-based security technology through (i) constantly updating the server cloud with a massive amount of malware information that the user cloud provides through information newly retrieved from and submitted by users, (ii) detecting the nature and classification of malware on a real-time basis, (iii) constantly developing new anti-malware countermeasures against newly detected malware, and (iv) deploying the enhanced technology in server cloud on a real-time basis.

Product development expenses include personnel-related expenses, bandwidth, license and technical service fees, depreciation of property and equipment and amortization of acquired intangible assets. The Group expenses product development costs as incurred.

Advertising costs

Advertising costs are expensed as incurred.  The Group incurred advertising costs of $3,756, $9,114 and $7,843 for the years ended December 31, 2009, 2010 and 2011, respectively, which were recorded as a component of selling and marketing expenses in the accompanying consolidated statements of operations.

Operating leases

Leases where the rewards and risks of ownership of assets primarily remain with the lessor are accounted for as operating leases. Payments made under operating leases are charged to the consolidated statements of operations on a straight-line basis over the lease periods.

Subsidy income

Government subsidy is recorded as a liability in deferred revenue when received, and recognized as subsidy income when the project is inspected and confirmed by the government, or it is not subject to future return or reimbursement.  The Group recognized subsidy income of nil, $266 and $151 for the years ended December 31, 2009, 2010 and 2011, respectively.

Income taxes

The Group follows the liability method of accounting for income taxes.  Under this method, deferred tax assets and liabilities are determined based on the difference between the financial reporting and tax bases of assets and liabilities using enacted tax rates that will be in effect for the period in which the differences are expected to reverse.  The Group records a valuation allowance against the amount of deferred tax assets that it determines is not more-likely-than-not of being realized.  The effect on deferred taxes of a change in tax rates is recognized in the consolidated statements of operations in the period that includes the enactment date.

The impact of an uncertain income tax position on the income tax return is recognized at the largest amount that is more-likely-than-not to be sustained upon audit by the relevant tax authority.  An uncertain income tax position will not be recognized if it has less than a 50% likelihood of being sustained.  Interest and penalties on income taxes will be classified as a component of the provisions for income taxes.

Net income per share

Basic net income per share is computed by dividing net income attributable to ordinary shareholders by the weighted average number of ordinary shares outstanding during the year excluding any outstanding ordinary shares that are contingently refundable subject to the satisfaction of both the service and performance condition on the nonvested shares.  Diluted net income per share reflects the potential dilution that could occur if securities or other contracts to issue ordinary shares were exercised or converted into ordinary shares.

The Company computes earnings per Class A and Class B ordinary shares using the two class method. The unvested portions of nonvested shares are participating securities as all outstanding nonvested shares are entitled to nonforfeitable dividends that participate in undistributed earnings with ordinary shares.  Since the nonvested shares are considered participating securities, the nonvested shares issued by the Company are required to apply the two-class method when computing basic earnings per share.

The Group has share options and nonvested shares which could potentially dilute basic earnings per share in the future.  To calculate the number of shares for diluted net income per share, the effect of the share options is computed using the treasury stock method.

Foreign currency translation

The functional and reporting currency of the Company is the United States dollar (“U.S. dollar”). The financial records of the Company’s subsidiaries, VIEs and VIEs’ subsidiaries located in the PRC are maintained in its local currency, the Renminbi (“RMB”) which is the functional currency of these entities.  The financial records of the Company’s subsidiaries located in Hong Kong are maintained in U.S. dollar which is the functional currency of these entities.

Monetary assets and liabilities denominated in currencies other than the functional currency are translated into the functional currency at the rates of exchange ruling at the balance sheet date.  Transactions in currencies other than the functional currency during the year are converted into functional currency at the applicable rates of exchange prevailing when the transactions occurred.  Transaction gains and losses are recognized in the consolidated statements of operations.

The Group’s entities with functional currency of RMB translate their operating results and financial position into the U.S. dollar, the Company’s reporting currency.  Assets and liabilities are translated using the exchange rates in effect on the balance sheet date.  Equity amounts are translated at historical exchange rates, and revenues, expenses, gains and losses are translated using the average rate for the year.  Translation adjustments are reported as cumulative translation adjustments and are shown as a separate component of other comprehensive income in the consolidated statements of changes in equity and comprehensive income.

Comprehensive income

Comprehensive income is reported as a component of the consolidated statements of changes in equity and comprehensive income.  Comprehensive income of the Group includes the cumulative foreign currency translation adjustments and net income for the year.

Share-based compensation

Share-based compensation with employees is measured based on the grant date fair value of the equity instrument.  The Group recognizes the compensation costs net of an estimated forfeiture rate using the straight-line method, over the requisite service period of the award, which is generally the vesting period of the award.  The estimate of forfeitures will be adjusted over the requisite service period to the extent that actual forfeitures differ, or are expected to differ, from such estimates.  Changes in estimated forfeitures will be recognized through a cumulative catch-up adjustment in the period of change and will also impact the amount of share-based compensation expense to be recognized in future periods.

Share awards issued to nonemployees are measured at fair value at the earlier of the commitment date or the date the services is completed and recognized over the period the service is provided or as goods are received.

The Group uses the Black-Scholes option pricing model to measure the value of options granted to employees and nonemployees at each grant date or measurement date.

Noncontrolling interest

Effective January 1, 2009, the Group adopted an authoritative pronouncement issued by the Financial Accounting Standards Board (the “FASB”) regarding noncontrolling interests in consolidated financial statements.  The pronouncement requires noncontrolling interests to be separately presented as a component of equity in the consolidated financial statements.  The presentation regarding noncontrolling interest was retroactively applied for all the presented periods.

Risks and uncertainties

The Group participates in a dynamic industry with rapid changes in regulations, technology trends, customer demand and competition and believes that changes in any of the following areas could have a material adverse effect on the Group’s future financial position, results of operations, or cash flows: advances and trends in new technologies and industry standards; changes in certain strategic relationships or customer relationships; regulatory or other PRC related factors; risks associated with the Group’s ability to attract and retain certain necessary employees to support its growth; risks associated with the Group’s ability to keep and increase the user base; risks associated with the Group’s growth strategies and general risks associated with the internet security industry, and risks surrounding pending litigations.

Concentration of credit risk

Financial instruments that potentially expose the Group to concentrations of credit risk consist primarily of cash and accounts receivable.  The Group places its cash with financial institutions with high-credit ratings and quality.  The Group conducts credit evaluations of customers and generally does not require collateral or other security from their customers.  The Group maintains reserves for potential credit losses.

Details of the customers that account for 10% or more of total revenues is as follow:

	For the year ended December 31,
	2009	2010	2011
Customer
A	11%	21%	10%
B	—	6%	11%

Details of the customers accounting for 10% or more of accounts receivable are as follows:

	December 31,
	2010	2011
Customer
A	13%	10%
B	21%	24%

Recently issued accounting standards not yet adopted

In May 2011, the FASB issued an authoritative pronouncement on fair value measurement. The guidance is the result of joint efforts by the FASB and IASB to develop a single, converged fair value framework. The guidance is largely consistent with existing fair value measurement principles in U.S. GAAP. The guidance expands the existing disclosure requirements for fair value measurements and makes other amendments, mainly including:

•                                          Highest-and-best-use and valuation-premise concepts for nonfinancial assets- the guidance indicates that the highest-and-best-use and valuation-premise concepts only apply to measuring the fair value of nonfinancial assets.

•                                          Application to financial assets and financial liabilities with offsetting positions in market risks or counterparty credit risk - the guidance permits an exception to fair value measurement principles for financial assets and financial liabilities (and derivatives) with offsetting positions in market risks or counterparty credit risk when several criteria are met. When the criteria are met, an entity can measure the fair value of the net risk position.

•                                          Premiums or discounts in fair value measure - the guidance states that “premiums or discounts that reflect size as a characteristic of the reporting entity’s holding (specifically, a blockage factor that adjusts the quoted price of an asset or a liability because the market’s normal daily trading volume is not sufficient to absorb the quantity held by the entity) rather than as a characteristic of the asset or liability (for example, a control premium when measuring the fair value of a controlling interest) are not permitted in a fair value measurement.”

•                                          Fair value of an instrument classified in a reporting entity’s shareholders’ equity - the guidance prescribes a model for measuring the fair value of an instrument classified in shareholders’ equity; this model is consistent with the guidance on measuring the fair value of liabilities.

•                                          Disclosures about fair value measurements - the guidance expands disclosure requirements, particularly for Level 3 inputs. Required disclosures include:

•                                          For fair value measurements categorized in level 3 of the fair value hierarchy: (1) a quantitative disclosure of the unobservable inputs and assumptions used in the measurement, (2) a description of the valuation process in place (e.g., how the entity decides its valuation policies and procedures, as well as changes in its analyses of fair value measurements, from period to period), and (3) a narrative description of the sensitivity of the fair value to changes in unobservable inputs and interrelationships between those inputs.

•                                          The level in the fair value hierarchy of items that are not measured at fair value in the statement of financial position but whose fair value must be disclosed.

The guidance is to be applied prospective and effective for interim and annual periods beginning after December 15, 2011, for public entities. Early application by public entities is not permitted. The Group is in the process of evaluating the effect of adoption of this pronouncement.

In June 2011, the FASB issued an authoritative pronouncement to allow an entity the option to present the total of comprehensive income, the components of net income, and the components of other comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements. In both choices, an entity is required to present each component of net income along with total net income, each component of other comprehensive income along with a total for other comprehensive income, and a total amount for comprehensive income. The guidance eliminates the option to present the components of other comprehensive income as part of the statement of changes in shareholders’ equity. These amendments do not change the items that must be reported in other comprehensive income or when an item of other comprehensive income must be reclassified to net income. The guidance should be applied retrospectively. For public entities, the amendments are effective for fiscal years and interim periods within those years, beginning after December 15, 2011. Early adoption is permitted. The Group does not expect the adoption of this pronouncement to have a significant impact on its financial condition or results of operations.

In September 2011, the FASB has issued an authoritative pronouncement related to testing goodwill for impairment. The guidance is intended to simplify how entities, both public and nonpublic, test goodwill for impairment. The pronouncement permits an entity to first assess qualitative factors to determine whether it is ‘‘more likely than not’’ that the fair value of a reporting unit is less than its carrying amount as a basis for determining whether it is necessary to perform the two-step goodwill impairment test. The guidance is effective for annual and interim goodwill impairment tests performed for fiscal years beginning after December 15, 2011. Early adoption is permitted. The Group does not expect the adoption of this pronouncement will have a significant effect on its financial position, results of operations or cash flows.

In December 2011, the FASB issued a further authoritative pronouncement, Deferral of the Effective Date for Amendments to the Presentation of Reclassification of Items out of Accumulated Other Comprehensive Income. Under the amendments, entities are required to present reclassification adjustments and the effect of those reclassification adjustments on the face of the financial statements where net income is presented, by component of net income, and on the face of the financial statements where other comprehensive income is presented, by component of other comprehensive income. In addition, the amendments require that reclassification adjustments be presented in interim financial periods. The amendments supersede changes to those paragraphs that pertain to how, when, and where reclassification adjustments are presented. The amendments in this Update are effective for public entities for fiscal years beginning after December 15, 2011. The Group does not expect this pronouncement to have a significant impact on its consolidated financial statements.

In December 2011, the FASB issued an authoritative pronouncement on disclosures about offsetting assets and liabilities. Under this pronouncement, entities are required to disclose both gross information and net information about both instruments and transactions eligible for offset in the statement of financial position and instruments and transactions subject to an agreement similar to a master netting arrangement. This scope would include derivatives, sale and repurchase agreements and reverse sale and repurchase agreements, and securities borrowing and securities lending arrangements. An entity is required to apply the amendments for annual reporting periods beginning on or after January 1, 2013. An entity should provide the disclosures required by those amendments retrospectively for all comparative periods presented. The Group is in the process of evaluating the effect of adoption of this pronouncement.